Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 159.5	$ (57.6)	$ 165.0
Other comprehensive (loss) income, net of tax:
Translation adjustments and related hedging instruments	(27.6)	41.2	(23.0)
Cash flow hedges	(1.3)	0.0	0.0
Other	(0.4)	0.0	0.1
Total other comprehensive (loss) income	(29.3)	41.2	(22.9)
Total comprehensive income (loss)	130.2	(16.4)	142.1
Comprehensive loss (income) attributable to noncontrolling interests	0.3	(0.1)	0.2
Comprehensive income (loss) attributable to PolyOne common shareholders	$ 130.5	$ (16.5)	$ 142.3